Liquidity Risk - Summary of Balance Sheet Encumbered and Unencumbered Assets Explanatory (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	£ 29,376	£ 29,881	£ 38,214
Loans and advances to customers	202,609	199,408
Loans and advances to banks	1,048	1,032
Financial assets at fair value through other comprehensive income	5,216	9,040
Total assets	266,837	259,944
Liquidity risk | Assets positioned at central banks
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	0	0
Loans and advances to customers	41,857	49,888
Loans and advances to banks	0	0
Other financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	551	584
Total assets	42,408	50,472
Total | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	1,440	1,580
Loans and advances to customers	36,566	32,789
Loans and advances to banks	238	139
Other financial assets at amortised cost	1,282	1,529
Financial assets at fair value through other comprehensive income	2,349	3,920
Total assets	41,875	39,957
Covered bonds | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	0	0
Loans and advances to customers	27,428	25,695
Loans and advances to banks	0	0
Other financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Total assets	27,428	25,695
Securitisations | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	0	0
Loans and advances to customers	9,038	7,026
Loans and advances to banks	0	0
Other financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Total assets	9,038	7,026
Other | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	1,440	1,580
Loans and advances to customers	100	68
Loans and advances to banks	238	139
Other financial assets at amortised cost	1,282	1,529
Financial assets at fair value through other comprehensive income	2,349	3,920
Total assets	£ 5,409	£ 7,236